Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of detailed information about financial assets at fair value through other comprehensive income

	2025	2024
	£m	£m
Debt securities and other eligible bills	72,023	74,772
Equity securities	4	4
Loans and advances	2,367	3,283
Financial assets at fair value through other comprehensive income	74,394	78,059